33. Financial instruments and risk management (Details 7) - Foreign Currency Risk Derivatives [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	5.1967
Foreign Exchange Rate Risk [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	5.1967
Effect on profit or loss	R$ 16,055,553
Foreign Exchange Rate Risk [member] | Dollar Depreciation (-25%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	3.8975
Effect on profit or loss	R$ 4,013,939
Foreign Exchange Rate Risk [member] | Dollar Depreciation (-10%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	4.677
Effect on profit or loss	R$ 1,605,575
Foreign Exchange Rate Risk [member] | Dollar Appreciation (+10%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	5.7164
Effect on profit or loss	R$ (1,605,575)
Foreign Exchange Rate Risk [member] | Dollar Appreciation (+25%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	6.4959
Effect on profit or loss	R$ (4,013,939)